Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco India Exchange-Traded Fund Trust
Entity Central Index Key	0001419139
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000058323 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco India ETF
Class Name	Invesco India ETF
Trading Symbol	PIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco India ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco India ETF	$89	0.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, Indian equity securities benefited from a period of strong economic growth and accommodative central bank rate policy. Given the Fund's focus on Indian securities, it largely benefited from this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE India Quality and Yield Select Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 27.90%, differed from the return of the Index, 35.94%, primarily due to India capital gains tax alongside the daily compounding of fees during a period of high returns.
What contributed to performance?
Sector Allocations |  Consumer discretionary sector, followed by the industrials sector.
Positions | Bharti Airtel Ltd., a communication services company, and Infosys Ltd., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Bajaj Finance Ltd., a financials company, and Axis Bank Ltd., a financials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco India ETF — NAV Return	27.90%	12.91%	7.96%
Blended - FTSE India Quality and Yield Select Index	35.94%	16.69%	10.47%
MSCI India Index (Net)	32.69%	13.50%	8.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 254,839,403
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 1,835,919
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$254,839,403
Total number of portfolio holdings	201
Total advisory fees paid	$1,835,919
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
HDFC Bank Ltd.	7.53%
Reliance Industries Ltd.	6.84%
Infosys Ltd.	4.76%
ICICI Bank Ltd.	3.86%
Tata Consultancy Services Ltd.	3.16%
Bharti Airtel Ltd.	3.13%
Axis Bank Ltd.	2.04%
Mahindra & Mahindra Ltd.	1.92%
Larsen & Toubro Ltd.	1.88%
Hindustan Unilever Ltd.	1.73%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
HDFC Bank Ltd.	7.53%
Reliance Industries Ltd.	6.84%
Infosys Ltd.	4.76%
ICICI Bank Ltd.	3.86%
Tata Consultancy Services Ltd.	3.16%
Bharti Airtel Ltd.	3.13%
Axis Bank Ltd.	2.04%
Mahindra & Mahindra Ltd.	1.92%
Larsen & Toubro Ltd.	1.88%
Hindustan Unilever Ltd.	1.73%
* Excluding money market fund holdings, if any.